Convertible Notes (Tables)	12 Months Ended
Mar. 31, 2021
Closed Block Disclosure [Abstract]
Schedule of convertible debt
	March 31, 2021	March 31, 2020
Note #6, maturing March 31, 2022	6,000,000	-
Less: debt discount	(1,976,688)	-
Total	$4,023,312	$-